Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	20 Months Ended	23 Months Ended	27 Months Ended	40 Months Ended	60 Months Ended	70 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 01, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Nov. 01, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Feb. 26, 2021	Jun. 30, 2020	Jun. 30, 2019	Aug. 31, 2018
C000225320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class A Shares)
Account Value	$ 11,939	$ 11,939	$ 11,939	$ 11,939	$ 11,939	$ 11,939	$ 11,939		$ 10,749			$ 10,648		$ 9,357			$ 9,441		$ 10,815	$ 10,096	$ 9,476
Average Annual Return, Percent	6.25%				5.45%
C000225320 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.12%				7.16%
C000225317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class C Shares)
Account Value	$ 12,394	12,394	12,394	12,394	$ 12,394	12,394	12,394		11,187			11,110		9,787			9,901		11,371	10,636	10,000
Average Annual Return, Percent	10.55%				6.64%
C000225317 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.55%				6.64%
C000225318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class I Shares)
Account Value	$ 1,270,805	1,270,805	1,270,805	1,270,805	$ 1,270,805	1,270,805	1,270,805		1,142,912			1,130,658		991,632			1,000,039		1,144,057	1,066,347	1,000,000
Average Annual Return, Percent	12.40%				7.44%
C000225319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class R5 Shares)
Account Value	$ 12,765	12,765	12,765	12,765	$ 12,765	12,765	12,765		11,480			11,341		9,947			10,015		11,457	10,666	10,000
Average Annual Return, Percent	12.56%				7.58%
C000225316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class R6 Shares)
Account Value	$ 6,406,226	6,406,226	6,406,226	6,406,226	$ 6,406,226	6,406,226	6,406,226		5,754,866			5,686,027		4,981,382			5,016,829		5,735,503	5,337,432	5,000,000
Average Annual Return, Percent	12.67%				7.70%
C000238569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class A Shares)
Account Value	$ 12,964	$ 12,964	12,964	12,964	$ 12,964	12,964	12,964	$ 12,695	11,766	$ 10,635		11,034	$ 10,481	9,850	$ 9,548
Average Annual Return, Percent	12.18%	16.92%
C000238569 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	17.48%	20.22%
C000238564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class C Shares)
Account Value	$ 13,448	$ 13,448	13,448	13,448	13,448	13,448	13,448	13,189		11,082		11,513	10,954	10,307	10,000
Average Annual Return, Percent	15.81%	19.54%
C000238564 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	16.81%	19.54%
C000238565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class I Shares)
Account Value	$ 1,362,014	$ 1,362,014	1,362,014	1,362,014	1,362,014	1,362,014	1,362,014	1,333,210	1,235,140	1,116,219		1,157,361	1,098,683	1,031,913	1,000,000
Average Annual Return, Percent	17.68%	20.45%
C000238566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)
Account Value	$ 13,506	$ 13,506	13,506	13,506	13,506	13,506	13,506	13,241	12,280	11,106		11,531	10,965	10,311	10,000
Average Annual Return, Percent	17.13%	19.85%
C000238567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)
Account Value	$ 13,561	$ 13,561	13,561	13,561	13,561	13,561	13,561	13,288	12,311	11,131		11,549	10,976	10,315	10,000
Average Annual Return, Percent	17.42%	20.14%
C000238568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)
Account Value	$ 13,616	$ 13,616	13,616	13,616	13,616	13,616	13,616	13,335	12,349	11,155		11,574	10,987	10,319	10,000
Average Annual Return, Percent	17.65%	20.43%
C000238570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)
Account Value	$ 13,655	$ 13,655	13,655	13,655	13,655	13,655	13,655	13,367	12,371	11,172		11,583	10,996	10,322	10,000
Average Annual Return, Percent	17.89%	20.64%
C000238563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)
Account Value	$ 6,836,855.259	$ 6,836,855.259	6,836,855.259	6,836,855.259	6,836,855.259	6,836,855.259	6,836,855.259	6,689,198.415	6,191,285.802	5,590,050.146		5,795,839.56	5,498,963.029	5,161,603.334	4,999,999.995
Average Annual Return, Percent	17.96%	20.74%
C000203273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class A Shares)
Account Value	$ 15,101	$ 15,101	15,101	15,101	15,101	$ 15,101	$ 15,101					13,732					12,395			12,526		$ 9,667	$ 10,046	$ 9,476
Average Annual Return, Percent	4.19%					7.32%	7.33%
C000203273 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	9.97%					8.49%	8.32%
C000203274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class C Shares)
Account Value	$ 15,480	15,480	15,480	15,480	15,480	$ 15,480	$ 15,480					14,147					12,833			13,034		10,101	10,550	10,000
Average Annual Return, Percent	8.42%					7.97%	7.78%
C000203274 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.42%					7.97%	7.78%
C000203275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class I Shares)
Account Value	$ 1,616,789	1,616,789	1,616,789	1,616,789	1,616,789	$ 1,616,789	$ 1,616,789				$ 1,465,594						1,320,561			1,330,333		1,024,354	1,061,499	1,000,000
Average Annual Return, Percent	10.32%					8.78%	8.59%
C000203276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class R5 Shares)
Account Value	$ 16,308	16,308	16,308	16,308	16,308	$ 16,308	$ 16,308					14,761					13,272			13,359		10,272	10,628	10,000
Average Annual Return, Percent	10.48%					8.94%	8.75%
C000203277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class R6 Shares)
Account Value	$ 8,195,991	8,195,991	8,195,991	8,195,991	8,195,991	$ 8,195,991	$ 8,195,991					7,416,254					6,665,818			6,698,453		5,141,094	5,318,346	5,000,000
Average Annual Return, Percent	10.51%					9.03%	8.85%
C000234321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class A Shares)
Account Value	$ 10,133	10,133	10,133	$ 10,133	10,133	$ 10,133	$ 10,133	9,962	9,598	8,936		8,924	8,721	8,907		$ 8,600	8,742	$ 9,625
Average Annual Return, Percent	9.32%			0.59%
C000234321 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.55%			2.31%
C000237453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class C Shares)
Account Value	$ 10,396	10,396	$ 10,396	$ 10,396	10,396	10,396	10,396	10,245	9,871	9,212		9,201	9,003	9,208		8,902	9,072	10,000
Average Annual Return, Percent	12.00%		1.74%
C000237453 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.00%		1.74%
C000234322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class I Shares)
Account Value	$ 1,058,685	1,058,685	$ 1,058,685	$ 1,058,685	1,058,685	1,058,685	1,058,685	1,040,263	1,000,477	931,896		929,008	907,260	927,069		894,542	908,719	1,000,000
Average Annual Return, Percent	13.96%			2.57%
C000234320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class R6 Shares)
Account Value	$ 5,299,313	5,299,313	5,299,313	$ 5,299,313	5,299,313	5,299,313	5,299,313	5,206,476	5,006,760	4,662,973		4,647,943	4,538,534	4,637,015		4,473,713	4,544,007	5,000,000
Average Annual Return, Percent	14.01%			2.62%
C000225322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class A Shares)
Account Value	$ 11,887	11,887	11,887	$ 11,887	$ 11,887	11,887	11,887		10,798			10,105		9,125			9,105		10,695	10,092	9,476
Average Annual Return, Percent	11.43%				5.31%
C000225322 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	17.64%				7.02%
C000225323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class C Shares)
Account Value	$ 12,343	12,343	12,343	12,343	$ 12,343	12,343	12,343		11,232			10,542		9,541			9,543		11,241	10,637	10,000
Average Annual Return, Percent	16.09%				6.51%
C000225323 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	17.09%				6.51%
C000225324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class I Shares)
Account Value	$ 1,265,300	1,265,300	1,265,300	1,265,300	$ 1,265,300	1,265,300	1,265,300		1,147,521			1,072,590		967,560			964,185		1,131,627	1,066,352	1,000,000
Average Annual Return, Percent	17.97%				7.30%
C000225325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class R5 Shares)
Account Value	$ 12,715	12,715	12,715	12,715	$ 12,715	12,715	12,715		11,525			10,766		9,703			9,661		11,329	10,664	10,000
Average Annual Return, Percent	18.10%				7.46%
C000225321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class R6 Shares)
Account Value	$ 6,380,959	6,380,959	6,380,959	6,380,959	$ 6,380,959	6,380,959	6,380,959		5,780,756			5,393,634		4,859,578			4,836,412		$ 5,669,225	5,333,975	5,000,000
Average Annual Return, Percent	18.31%				7.58%
C000238571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)
Account Value	$ 1,338,893	$ 1,338,893	1,338,893	1,338,893	$ 1,338,893	1,338,893	1,338,893	1,313,093	1,224,829	1,109,555		1,152,462	1,094,135	1,031,115	1,000,000
Average Annual Return, Percent	16.18%	19.22%
C000238572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)
Account Value	$ 13,284	$ 13,284	13,284	13,284	13,284	13,284	13,284	13,040	12,176	11,047		11,489	10,919	10,303	10,000
Average Annual Return, Percent	15.62%	18.65%
C000238573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)
Account Value	$ 13,340	$ 13,340	13,340	13,340	13,340	13,340	13,340	13,082	12,216	11,071		11,507	10,930	10,307	10,000
Average Annual Return, Percent	15.93%	18.95%
C000238574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)
Account Value	$ 13,389	$ 13,389	13,389	13,389	13,389	13,389	13,389	13,131	12,249	11,096		11,525	10,941	10,311	10,000
Average Annual Return, Percent	16.18%	19.22%
C000238575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)
Account Value	$ 13,427	$ 13,427	13,427	13,427	13,427	13,427	13,427	13,161	12,270	11,112		11,534	10,944	10,314	10,000
Average Annual Return, Percent	16.41%	19.42%
C000238576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)
Account Value	$ 6,723,108	$ 6,723,108	6,723,108	6,723,108	6,723,108	6,723,108	6,723,108	6,590,348	6,144,410	5,560,024		5,771,292	5,476,188	5,157,610	5,000,000
Average Annual Return, Percent	16.49%	19.52%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,777	$ 20,777	20,777	20,777	$ 20,777	$ 20,777	$ 20,777					16,681					13,948			15,605	10,000	11,083	10,310	10,000
Average Annual Return, Percent	24.56%				10.39%	15.05%	10.39%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,690	9,690	$ 9,690	$ 9,690	$ 9,690	$ 9,690	$ 9,690	9,683	9,759	9,136		9,441	9,522	9,248		9,078	9,531	10,000
Average Annual Return, Percent	2.63%		(1.39%)	(1.39%)
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 11,350	11,350	$ 11,350	$ 11,350	$ 11,350	$ 11,350	$ 11,350					10,767					10,390			$ 10,373	$ 10,000	$ 10,363	$ 10,197	$ 10,000
Average Annual Return, Percent	5.42%				4.58%	2.17%	4.58%
JPMorgan SmartRetirement 2065 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2065 Composite Benchmark
Account Value	$ 13,665	$ 13,665	13,665	13,665	$ 13,665	$ 13,665	$ 13,665					11,662			10,000
Average Annual Return, Percent	17.18%	20.60%
ICE BofA US All Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US All Capital Securities Index
Account Value	$ 10,450	$ 10,450	$ 10,450	$ 10,450	10,450	10,450	10,450	10,399	9,947	9,341		9,358	9,233	9,095		9,089	9,198	10,000
Average Annual Return, Percent	11.68%		1.98%	1.98%
Preferred and Income Securities Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Preferred and Income Securities Composite Benchmark
Account Value	$ 10,374	10,374	$ 10,374	$ 10,374	10,374	10,374	10,374	10,290	9,873	9,220		9,186	9,025	9,169		$ 8,978	$ 9,188	$ 10,000
Average Annual Return, Percent	12.94%		1.65%	1.65%
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net total return)
Account Value	$ 1,407,938	$ 1,407,938	$ 1,407,938	$ 1,407,938	1,407,938	1,407,938	1,407,938	1,368,667	1,264,985	1,139,273		1,179,403	1,110,787	1,035,160	1,000,000
Average Annual Return, Percent	19.38%	22.79%
S And P Target Date 2065 Plus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 1,355,274	$ 1,355,274	1,355,274	1,355,274	1,355,274	1,355,274	1,355,274	1,327,945	1,241,023	1,119,643		1,158,705	1,101,543	1,035,204	1,000,000
Average Annual Return, Percent	16.96%	20.01%
JPMorgan SmartRetirement Blend 2065 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2065 Composite Benchmark
Account Value	$ 1,366,495	$ 1,366,495	$ 1,366,495	$ 1,366,495	$ 1,366,495	$ 1,366,495	$ 1,366,495	$ 1,338,307	$ 1,247,404	$ 1,123,896		$ 1,166,196	$ 1,105,567	$ 1,037,667	$ 1,000,000
Average Annual Return, Percent	17.18%	20.60%